Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of February 2013

Collection Period Start	1-Feb-13	Distribution Date	15-Mar-13
Collection Period End	28-Feb-13	30/360 Days	30
Beg. of Interest Period	15-Feb-13	Actual/360 Days	28
End of Interest Period	15-Mar-13

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		892,857,142.86	267,954,235.48	237,387,039.49	0.2658735
Total Securities		892,857,142.86	267,954,235.48	237,387,039.49	0.2658735
Class A-1 Notes	0.317300%	112,000,000.00	0.00	0.00	0.0000000
Class A-2 Notes	0.900000%	246,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.120000%	280,000,000.00	13,097,092.62	0.00	0.0000000
Class A-4 Notes	1.270000%	112,000,000.00	112,000,000.00	94,529,896.63	0.8440169
Certificates	0.000000%	142,857,142.86	142,857,142.86	142,857,142.86	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2 Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	13,097,092.62	12,223.95	46.7753308	0.0436570
Class A-4 Notes	17,470,103.37	118,533.33	155.9830658	1.0583333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	30,567,195.99	130,757.28

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				3,548,709.74
Monthly Interest				1,562,010.10
Total Monthly Payments				5,110,719.84

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				218,046.70
Aggregate Sales Proceeds Advance				12,511,420.76
Total Advances				12,729,467.46

Vehicle Disposition Proceeds:
Reallocation Payments				14,666,183.56
Repurchase Payments				1,559,946.97
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				9,870,709.96
Excess Wear and Tear and Excess Mileage				169,798.13
Remaining Payoffs				0.00
Net Insurance Proceeds				206,724.47
Residual Value Surplus				324,149.94
Total Collections				44,637,700.33

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	7,909,427.56			566
Involuntary Repossession	24,903.00			2
Voluntary Repossession	14,807.00			1
Full Termination	6,704,076.00			487
Bankruptcy	12,970.00			1
Insurance Payoff		203,039.71		13
Customer Payoff			171,805.50	11
Grounding Dealer Payoff			7,700,574.88	462
Dealer Purchase			1,655,203.36	99
Total	14,666,183.56	203,039.71	9,527,583.74	1,642

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of February 2013

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	16,739	288,791,313.99	6.00%	267,954,235.48
Total Depreciation Received		(4,095,047.76)		(3,900,146.38)
Principal Amount of Gross Losses	(24)	(388,446.71)		(360,575.35)
Repurchase / Reallocation	(104)	(1,635,564.16)		(1,559,946.97)
Early Terminations	(510)	(8,135,681.41)		(7,715,717.77)
Scheduled Terminations	(1,123)	(18,021,784.38)		(17,030,809.52)
Pool Balance - End of Period	14,978	256,514,789.57	6.00000%	237,387,039.49

Remaining Pool Balance
Lease Payment				29,431,949.83
Residual Value				207,955,089.66
Total				237,387,039.49

III. DISTRIBUTIONS

Total Collections					44,637,700.33
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					44,637,700.33

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					192,181.12
3. Reimbursement of Sales Proceeds Advance					12,371,694.24
4. Servicing Fee:
Servicing Fee Due					223,295.20
Servicing Fee Paid					223,295.20
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					12,787,170.56

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					12,223.95

Class A-3 Notes Monthly Interest Paid					12,223.95
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of February 2013

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	118,533.33

Class A-4 Notes Monthly Interest Paid	118,533.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	130,757.28
Total Note and Certificate Monthly Interest Paid	130,757.28
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	31,719,772.49

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	30,567,195.99

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	30,567,195.99
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	1,152,576.50

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of February 2013

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,464,285.71
Required Reserve Account Amount		13,392,857.14
Beginning Reserve Account Balance		13,392,857.14
Additional Cash Infusion		0.00
Reinvestment Income for the Period
Reserve Fund Available for Distribution		13,392,857.14
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		1,152,576.50
Gross Reserve Account Balance		14,545,433.64
Remaining Available Collections Released to Seller		1,152,576.50
Total Ending Reserve Account Balance		13,392,857.14

V. POOL STATISTICS

Weighted Average Remaining Maturity		6.15
Monthly Prepayment Speed		88%
Lifetime Prepayment Speed		77%

	$	units
Recoveries of Defaulted and Casualty Receivables	308,650.40
Securitization Value of Defaulted Receivables and Casualty Receivables	360,575.35	24
Aggregate Defaulted and Casualty Gain (Loss)	(51,924.95)
Pool Balance at Beginning of Collection Period	267,954,235.48
Net Loss Ratio	-0.0194%

Cumulative Net Losses for all Periods	0.0642%	573,361.58

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,164,488.45	135
61-90 Days Delinquent	588,961.07	40
91-120+ Days Delinquent	79,227.23	3
Total Delinquent Receivables:	2,832,676.75	178
60+ Days Delinquencies as Percentage of Receivables	0.25%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	14,613,503.56	1052
Securitization Value	15,481,522.64
Aggregate Residual Gain (Loss)	(868,019.08)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	180,232,205.22	11,423
Cumulative Securitization Value	188,054,652.18
Cumulative Residual Gain (Loss)	(7,822,446.96)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		15,359,362.45
Reimbursement of Outstanding Advance		12,371,694.24
Additional Advances for current period		12,511,420.76
Ending Balance of Residual Advance		15,499,088.97

Beginning Balance of Payment Advance		447,300.21
Reimbursement of Outstanding Payment Advance		192,181.12
Additional Payment Advances for current period		218,046.70
Ending Balance of Payment Advance		473,165.79

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of February 2013

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No